Commitments (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments (Textual) [Abstract]
Rent Expense	$ 1.0	$ 1.0	$ 0.8	$ 0.9	$ 0.8